Prudential Investment Portfolios 18
655 Broad Street
Newark, New Jersey 07102
February 3, 2025
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:
497(j) Filing for Prudential Investment Portfolios 18
Registration numbers 333-43491 and 811-08587
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement  of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on January 28, 2025.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 367-1675 or email: george.hoyt@prudential.com.
Very truly yours,
/s/ George Hoyt
George Hoyt
Assistant Secretary